Net revenues - summary of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net revenues	€ 110,412	€ 105,730	€ 105,798
North America
Disclosure of geographical areas [line items]
Net revenues	73,405	67,500	70,199
Italy
Disclosure of geographical areas [line items]
Net revenues	8,815	8,407	8,137
Brazil
Disclosure of geographical areas [line items]
Net revenues	6,452	5,982	4,584
France
Disclosure of geographical areas [line items]
Net revenues	3,204	3,121	2,811
Germany
Disclosure of geographical areas [line items]
Net revenues	2,755	2,804	2,825
China
Disclosure of geographical areas [line items]
Net revenues	1,974	3,562	3,942
Spain
Disclosure of geographical areas [line items]
Net revenues	1,397	1,306	1,173
Argentina
Disclosure of geographical areas [line items]
Net revenues	1,384	1,791	1,380
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	1,136	1,267	1,513
Turkey
Disclosure of geographical areas [line items]
Net revenues	896	1,244	1,488
Japan
Disclosure of geographical areas [line items]
Net revenues	718	735	624
Australia
Disclosure of geographical areas [line items]
Net revenues	418	496	472
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 7,858	€ 7,515	€ 6,650